EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Pension Plan | UNITED STATES
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 51	$ 53	$ 103	$ 107
Interest cost	2,087	2,231	4,198	4,462
Expected return on plan assets	(2,998)	(3,307)	(5,995)	(6,613)
Amortization of:
Net (gain) loss	(6)	(145)	(32)	(290)
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange impact and other	0	0	0	0
Net periodic pension (income) cost	(866)	(1,168)	(1,726)	(2,334)
Pension Plan | Foreign Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	945	1,293	2,240	2,587
Interest cost	2,975	2,910	5,928	5,820
Expected return on plan assets	(2,082)	(2,048)	(4,164)	(4,096)
Amortization of:
Net (gain) loss	(343)	(531)	(667)	(1,063)
Prior service benefit	(164)	(158)	(327)	(317)
Curtailments, settlements and terminations, net	(584)	711	(623)	2,332
Foreign exchange impact and other	15	15	38	(30)
Net periodic pension (income) cost	762	2,192	2,425	5,233
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	0	0	0
Interest cost	178	173	357	346
Expected return on plan assets	0	0	0	0
Amortization of:
Net (gain) loss	16	(77)	32	(154)
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange impact and other	0	0	0	0
Net periodic pension (income) cost	$ 194	$ 96	$ 389	$ 192